BASIC AND DILUTED EARNINGS PER SHARE - (Details) Rp / shares in Units, $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp) Rp / shares	Dec. 31, 2019 IDR (Rp) Rp / shares	Dec. 31, 2018 IDR (Rp) Rp / shares shares
BASIC AND DILUTED EARNINGS PER SHARE
Owners of the parent company	$ 1,498	Rp 21,052	Rp 19,068	Rp 17,802
Weighted average shares outstanding, basic | shares				99,062,216,600
Basic earnings per share | Rp / shares		Rp 212.51	Rp 192.49	Rp 179.71